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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

May 5, 1998


Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549


Subj:  T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
       FIRST SECURITY BENEFIT LIFE AND ANNUITY COMPANY OF NEW YORK Prospectus Dated May 1, 1998
       File Nos.:  33-83240 and 811-8726


Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the T. Rowe Price Variable Annuity Account of First Security Benefit Life and Annuity Company of New York Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 5 to the Registration Statement filed under the Securities Act of 1933 and Post-Effective Amendment No. 8 to the Registration Statement filed under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on April 30, 1998.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 431-3137.

Very truly yours,

ROGER K. VIOLA

Roger K. Viola
Vice President
First Security Benefit Life Insurance and
  Annuity Company of New York